Note 40 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee And Commission Income Expenses
DemandAccountsExpenses	€ 36,000,000	€ 39,000,000	€ 45,000,000
Credit and debit cards	1,662,000,000	1,502,000,000	1,458,000,000
Transfers and other payment orders Expenses	150,000,000	96,000,000	123,000,000
Commissions for selling insurance	54,000,000	48,000,000	60,000,000
SecuritiesAdministrationAndCustody	30,000,000	29,000,000	38,000,000
Other fee and commissions	557,000,000	539,000,000	506,000,000
Total Fee and commission expense (Income Statement)	€ 2,489,000,000	€ 2,253,000,000	€ 2,229,000,000